Trade and Other Payables (Tables)	6 Months Ended
Jul. 31, 2021
Trade and other payables [abstract]
Disclosure of Detailed Information About Trade and Other Current Payables
	31 July 2021 US $000’s	31 January 2021 US $000’s
Current:
Trade payables	3,106	4,474
Accruals	159	5,190
Employee benefit liabilities	10,594	10,902
	13,859	20,566